Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair Value

Note    R

Fair Value

Fair Value Instruments Measured at Fair Value

In certain circumstances, fair value enables the Company to more accurately align its financial performance with the market value of actively traded or hedged assets and liabilities. Fair values enable a company to mitigate the non-economic earnings volatility caused from financial assets and financial liabilities being carried at different bases of accounting, as well as to more accurately portray the active and dynamic management of a company’s balance sheet. ASC 820 provides additional guidance for estimating fair value when the volume and level of activity for an asset or liability has significantly decreased. In addition, it includes guidance on identifying circumstances that indicate a transaction is not orderly. Under ASC 820, fair value measurements for items measured at fair value on a recurring and nonrecurring basis at December 31, 2012 and 2011 included:

(Dollars in thousands)	Fair Value Measurements December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3

Available for sale securities (3)	$643,050	$1,707	$641,343	$0
Loans available for sale (4)	36,021	0	36,021	0
Loans (1)	24,510	0	12,778	11,732
OREO (2)	11,887	0	3,457	8,430

(Dollars in thousands)	Fair Value Measurements December 31, 2011	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3

Available for sale securities (3)	$648,362	$1,724	$646,638	$0
Loans available for sale (4)	6,795	0	6,795	0
Loans (1)	18,895	0	9,423	9,472
OREO (2)	20,946	0	2,509	18,437

(1)	See Note E. Nonrecurring fair value adjustments to loans identified as impaired reflect full or partial write-downs that are based on the loan’s observable market price or current appraised value of the collateral in accordance with ASC 310.
(2)	Fair value is measure on a nonrecurring basis in accordance with ASC 360.
(3)	See Note D for further detail of recurring fair value basis of individual investment categories.
(4)	Recurring fair value basis determined using observable market data.

The fair value of impaired loans which are not troubled debt restructurings is based on recent real estate appraisals less estimated costs of sale. For residential real estate impaired loans, appraised values or internal evaluation are based on the comparative sales approach. These impaired loans are considered level 2 in the fair value hierarchy. For commercial and commercial real estate impaired loans, evaluations may use either a single valuation approach or a combination of approaches, such as comparative sales, cost and/or income approach. A significant unobservable input in the income approach is the estimated capitalization rate for a given piece of collateral. At December 31, 2012 the range of capitalization rates utilized to determine fair value of the underlying collateral averaged approximately 9%. Adjustments to comparable sales may be made by an appraiser to reflect local market conditions or other economic factors and may result in changes in the fair value of an asset over time. As such, the fair value of these impaired loans is considered level 3 in the fair value hierarchy.

Fair value of available for sale securities are determined using valuation techniques for individual investments as described in Note H.

When appraisals are used to determine fair value and the appraisals are based on a market approach, the fair value of OREO is classified as level 2 input. When the fair value of OREO is based on appraisals which require significant adjustments to market-based valuation inputs or apply an income approach based on unobservable cash flows, OREO is classified as Level 3 inputs.

Transfers between levels of the fair value hierarchy are recognized on the actual date of the event or circumstances that caused the transfer, which generally coincides with the Company’s monthly and/or quarter valuation process.

During 2012, there were no transfers between level 1 and level 2 assets carried at fair value.

For loans classified as level 3 the transfers in totaled $24.7 million consisting of loans that became impaired during 2012. Transfers out consisted of charge offs of $5.2 million, and foreclosures migrating to OREO and other reductions (including principal payments) totaling $17.4 million. No sales were recorded.

Charge-offs recognized upon loan foreclosures are generally offset by general or specific allocations of the allowance for loan losses and generally do not, and did not during the reported periods, significantly impact the Company’s provision for loan losses.

For OREO classified as level 3 during 2012 transfers out totaled $18.6 million consisting of valuation write-downs of $2.9 million and sales of $15.7 million and transfers in consisted of foreclosed loans totaling $8.6 million.

The carrying amount and fair value of the Company’s other significant financial instruments that are not measured at fair value on a recurring basis in the balance sheet as of December 31 is as follows:

	Carrying Amount December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3
(In Thousands)
Financial Assets
Securities held to maturity	$13,818	$0	$14,542	$0
Loans, net	1,179,467	0	0	1,201,178

Financial Liabilities
Deposits	1,758,961	0	0	1,761,119
Borrowings	50,000	0	55,604	0
Subordinated debt	53,610	0	37,527	0

	Carrying Amount December 31, 2011	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3
(In Thousands)
Financial Assets
Securities held to maturity	$19,977	$0	$20,487	$0
Loans, net	1,163,614	0	0	1,192,914

Financial Liabilities
Deposits	1,718,741	0	0	1,722,709
Borrowings	50,000	0	55,449	0
Subordinated debt	53,610	0	32,166	0

The short maturity of Seacoast’s assets and liabilities results in having a significant number of financial instruments whose fair value equals or closely approximates carrying value. Such financial instruments are reported in the following balance sheet captions: cash and cash equivalents, interest bearing deposits with other banks, federal funds purchased and securities sold under agreement to repurchase, maturing within 30 days.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate that value at December 31, 2012 and 2011:

Securities: U.S. Treasury securities are reported at fair value utilizing Level 1 inputs. Other securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things.

The Company reviews the prices supplied by the independent pricing service, as well as their underlying pricing methodologies, for reasonableness and to ensure such prices are aligned with traditional pricing matrices. In general, the Company does not purchase investment portfolio securities that are esoteric or that have a complicated structure. The Company’s entire portfolio consists of traditional investments, nearly all of which are U.S. Treasury obligations, federal agency bullet or mortgage pass-through securities, or general obligation or revenue based municipal bonds. Pricing for such instruments is fairly generic and is easily obtained. From time to time, the Company will validate, on a sample basis, prices supplied by the independent pricing service by comparison to prices obtained from third-party sources or derived using internal models.

Loans: Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, mortgage, etc. Each loan category is further segmented into fixed and adjustable rate interest terms and by performing and nonperforming categories. The fair value of loans, except residential mortgages, is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risks inherent in the loan. For residential mortgage loans, fair value is estimated by discounting contractual cash flows adjusting for prepayment assumptions using discount rates based on secondary market sources. The estimated fair value is not an exit price fair value under ASC 820 when this valuation technique is used.

Loans held for sale: Fair values are based upon estimated values to be received from independent third party purchasers.

Deposit Liabilities: The fair value of demand deposits, savings accounts and money market deposits is the amount payable at the reporting date. The fair value of fixed maturity certificates of deposit is estimated using the rates currently offered for funding of similar remaining maturities.

Borrowings: The fair value of floating rate borrowings is the amount payable on demand at the reporting date. The fair value of fixed rate borrowings is estimated using the rates currently offered for borrowings of similar remaining maturities.

Subordinated debt: The fair value of the floating rate subordinated debt is estimated using discounted cash flow analysis and estimates of the Company’s current incremental borrowing rate for similar instruments.